Issued Capital and Reserves - Schedule of Number of Authorized Shares and Number of Share Outstanding (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Authorized Shares and Number of Share Outstanding [Line Items]
Number of authorized shares	215,500,000	215,500,000
Number of share outstanding	9,064,808	6,686,470
Ordinary Shares [Member]
Schedule of Number of Authorized Shares and Number of Share Outstanding [Line Items]
Number of authorized shares	215,000,000	215,000,000
Number of share outstanding	9,064,808	6,686,470
Preference Shares [Member]
Schedule of Number of Authorized Shares and Number of Share Outstanding [Line Items]
Number of authorized shares	500,000	500,000
Number of share outstanding